Financial information by segment, Revenues and Further Adjusted EBITDA (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2019 USD ($) Customer	Mar. 31, 2018 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	3
Revenue	$ 221,452	$ 225,265
Further Adjusted EBITDA	$ 179,089	$ 177,968
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	2
Revenue	$ 156,817	$ 167,225
Further Adjusted EBITDA	$ 123,484	$ 131,435
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 34,009	$ 28,387
Further Adjusted EBITDA	30,476	23,330
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	24,867	23,840
Further Adjusted EBITDA	21,650	19,836
Water [Member]
Financial information by segment [Abstract]
Revenue	5,759	5,813
Further Adjusted EBITDA	3,479	3,367
North America [Member]
Financial information by segment [Abstract]
Revenue	60,441	61,781
Further Adjusted EBITDA	50,870	60,247
South America [Member]
Financial information by segment [Abstract]
Revenue	33,493	29,536
Further Adjusted EBITDA	28,212	24,180
EMEA [Member]
Financial information by segment [Abstract]
Revenue	127,518	133,948
Further Adjusted EBITDA	$ 100,007	$ 93,541